Proposed Business Combination (Details) $ in Millions	Sep. 18, 2023 USD ($) shares	Jun. 27, 2023 USD ($)	Apr. 13, 2023 USD ($)	Feb. 15, 2023 USD ($)	Feb. 14, 2023 USD ($) item shares
Proposed Business Combination
Minimum cash balance, net of uncapped transaction costs					$ 50.0
Nabors Lux
Proposed Business Combination
Payments for funding of notes subscription agreement		$ 5.0		$ 5.0
AgCentral Energy
Proposed Business Combination
Convertible notes subscription, maximum amount per subscriber			$ 5.0
Payments for funding of notes subscription agreement			2.5
Nabors Lux and AgCentral Energy
Proposed Business Combination
Equity subscription, maximum amount per subscriber			15.0
Equity subscription, maximum aggregate amount			$ 30.0
Senior Secured Convertible Notes | Nabors Lux and AgCentral Energy
Proposed Business Combination
Convertible notes subscription, maximum amount per subscriber					5.0
Convertible notes subscription, maximum aggregate amount					$ 10.0
NETC
Proposed Business Combination
BCA, number of shares issued in exchange for Class A common stock | shares					1
Number of initial shareholders of NETC | item					1
NETC | Maximum
Proposed Business Combination
Maximum number of shares which may be issued to Vast shareholders | shares					2,799,999
Maximum shares which may be issued to initial shareholders of NETC | shares					3,900,000
Canberra Airport Group | Subsequent Events
Proposed Business Combination
Number of shares issued, first issue | shares	490,179
Value of shares issued, first issue	$ 5.0
Number of shares issued, second issue | shares	490,197
Value of shares issued, second issue	$ 5.0
Total financing requirement under BCA	$ 10.0
AgCentral Energy and NETC
Proposed Business Combination
BCA, number of shares issued | shares					3,000,000